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ELISE M. DOLAN

elise.dolan@dechert.com +1 212 698 3806 Direct +1 212 698 0413 Fax
September 23, 2010
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Trust”), File Nos. 33-17619 and 811-05349 Post-Effective Amendment No. 256 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of the Trust, transmitted herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 257 to the Registration Statement under the Investment Company Act of 1940, as amended.
This filing is being made for the purpose of designating October 22, 2010 as the new effective date for the Trust’s Post-Effective Amendment No. 253 (“PEA 253”). PEA 253 was filed on August 26, 2010 with an original effectiveness date of September 24, 2010. The enclosed post- effective amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.
Questions and comments concerning this filing may be directed to the undersigned at 212.698.3806.
Very truly yours,
/s/ Elise M. Dolan
Elise M. Dolan
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